Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Summary of Significant Accounting Policies (Textual)
Purchased intangible asset consists of satellite system software and is amortized, useful life	10 years
Research and development costs	$ 416,231	$ 90,750	$ 1,541,952	$ 336,000
Ground Station Equipment [Member]
Summary of Significant Accounting Policies (Textual)
Property and equipment, useful life	5 years
Computer software and equipment [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Textual)
Property and equipment, useful life	3 years
Computer software and equipment [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Textual)
Property and equipment, useful life	5 years
Furniture and Fixtures [Member]
Summary of Significant Accounting Policies (Textual)
Property and equipment, useful life	5 years
Satellite Equipment [Member]
Summary of Significant Accounting Policies (Textual)
Property and equipment, useful life	5 years
Vehicles [Member]
Summary of Significant Accounting Policies (Textual)
Property and equipment, useful life	5 years
Leasehold Improvements [Member]
Summary of Significant Accounting Policies (Textual)
Property and equipment, useful life	5 years